Subsequent Events (Details Narrative)								1 Months Ended		2 Months Ended
	Mar. 09, 2017 USD ($) $ / shares shares	Mar. 09, 2017 USD ($) $ / shares shares	Mar. 01, 2017 shares	Feb. 10, 2017 shares	Feb. 02, 2017 shares	Jan. 10, 2017 shares	Feb. 02, 2016 shares	Feb. 23, 2017 USD ($) $ / shares shares	Feb. 17, 2017 shares	Mar. 23, 2017 Number	Mar. 02, 2017 shares	Dec. 31, 2016 shares
Common stock shares reserved for future issuance upon conversion of debt												19,595,000
Series B Warrant [Member] | KCC [Member]
Common stock shares issued upon conversion of debt							2,173,913
Kenneth Kirkland [Member]
Common stock shares reserved for future issuance upon conversion of debt												50,000
Subsequent Event [Member] | Equity Option [Member]
Common stock shares reserved for future issuance upon conversion of debt									40,000
Common stock shares issued upon conversion of debt									34,296
Subsequent Event [Member] | Series C Warrant [Member] | KCC [Member]
Common stock shares reserved for future issuance upon conversion of debt			3,500,000
Common stock shares issued upon conversion of debt			3,092,637
Subsequent Event [Member] | Series B Warrant [Member] | KCC [Member]
Common stock shares reserved for future issuance upon conversion of debt											1,326,087
Common stock shares issued upon conversion of debt			1,181,194
Subsequent Event [Member] | February 2017 loan agreements [Member]
Number of loan agreements | Number										2
Subsequent Event [Member] | February 2017 loan agreements [Member] | KCC [Member]
Convertible debt financing, principal amount | $								$ 395,000
Interest rate								7.00%
Maturity date								Feb. 23, 2018
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

Debt instrument floor price | $ / shares								$ 2.76
Subsequent Event [Member] | February 2017 loan agreements [Member] | Joseph Sierchio [Member]
Convertible debt financing, principal amount | $								$ 25,000
Interest rate								7.00%
Maturity date								Feb. 23, 2018
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

Debt instrument floor price | $ / shares								$ 2.76
Subsequent Event [Member] | February 2017 loan agreements [Member] | Series F Warrant [Member] | KCC [Member]
Common stock shares reserved for future issuance upon conversion of debt								114,193
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

Subsequent Event [Member] | February 2017 loan agreements [Member] | Series F Warrant [Member] | Joseph Sierchio [Member]
Common stock shares reserved for future issuance upon conversion of debt								7,246
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

Subsequent Event [Member] | Investor [Member] | March 2017 loan agreements [Member]
Convertible debt financing, principal amount | $	$ 25,000	$ 25,000
Interest rate	7.00%	7.00%
Maturity date		Feb. 23, 2018
Debt instrument conversion feature

(i) $3.45, or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Investor elects to convert the March 2017 Note, subject to a floor price of $2.76

Debt instrument floor price | $ / shares	$ 2.76	$ 2.76
Subsequent Event [Member] | Investor [Member] | March 2017 loan agreements [Member] | Series F Warrant [Member]
Common stock shares reserved for future issuance upon conversion of debt	7,246	7,246
Debt instrument conversion feature	(i) $3.45, or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Investor elects to exercise their Series F Warrant
Warrant expiration period	5 years
Subsequent Event [Member] | Board of directors [Member] | Equity Option [Member]
Common stock shares reserved for future issuance upon conversion of debt				70,000
Common stock shares issued upon conversion of debt				38,642
Subsequent Event [Member] | Kenneth Kirkland [Member] | Equity Option [Member]
Common stock shares reserved for future issuance upon conversion of debt					40,000
Common stock shares issued upon conversion of debt					29,642
Subsequent Event [Member] | Dr. Gerlach [Member] | Warrant [Member]
Common stock shares reserved for future issuance upon conversion of debt						240,000
Common stock shares issued upon conversion of debt						204,571